Digital Assets (Tables)	12 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
Schedule of Digital Assets

As of June 30, 2025 and 2024, digital assets consisted of the following:

	As of June 30,
	2025	2024
NFT A	140,586	$140,586
NFT B	600,000	600,000
Total	740,586	740,586
Impairment	(740,586)	(600,000)
Digital assets, net	-	$140,586